Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (87,602)	$ (149,259)	$ (194,192)	$ (228,382)	$ (21,432)
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment of goodwill and intangible assets			19,907	94,894
Impairment of intangible assets		1,000
Depreciation and amortization expense	31,395	58,858	74,848	59,597	44,257
Amortization of content assets	16,487	18,673	24,276	14,838	7,485
Provision for inventory and inventory purchase commitments	9,370	35,195	39,757	17,488	2,759
Realized (gains) losses on hedging derivative financial instruments	131	141	108	550	92
Gain on investment in convertible instrument				(3,114)	(288)
Change in fair value of warrant liabilities	(1,504)	(4,696)	(8,322)	(50,729)
Gain on lease assignment				(6,500)
Equity-based compensation	19,152	13,166	17,620	16,413	5,398
Deferred income taxes	(166)	(1,754)	(2,961)	(15,862)	15,595
Amortization of Debt Issuance Costs	1,288	262	733
Paid-in-kind interest expense	1,042	221	598
Non-cash component of loss on partial debt extinguishment	2,418
Other non-cash items		311	1,219		93
Changes in operating assets and liabilities:
Inventory	11,884	31,676	41,510	(74,257)	(27,754)
Content assets	(8,201)	(16,111)	(19,787)	(31,349)	(15,555)
Prepaid expenses	4,302	8,681	2,806	(6,761)	5,732
Other assets	(4,531)	4,496	4,241	(2,023)	(1,772)
Accounts payable	(1,471)	(30,379)	(26,705)	8,307	10,619
Accrued expenses	(15,809)	(209)	(8,673)	(11,273)	21,804
Deferred revenue	6,995	(3,690)	(9,563)	7,435	24,770
Other liabilities	237	(3,525)	(4,593)	(4,521)	(10,373)
Net cash used in operating activities	(14,583)	(36,943)	(47,173)	(215,249)	61,430
Cash flows from investing activities:
Purchase of property and equipment	(5,499)	(23,236)	(26,493)	(77,911)	(37,933)
Investment in restricted short-term investments	(4,250)
Investment in convertible instrument				(5,000)	(10,000)
Other investment				(5,000)
Cash paid for acquisition, net of cash acquired				(37,280)	1,247
Net cash used in investing activities	(9,749)	(23,236)	(26,493)	(125,191)	(46,686)
Cash flows from financing activities:
Proceeds from exercise of stock options		3,162	3,162	4,680
Remittance of taxes withheld from employee stock awards		(308)	(308)	(3,154)
Debt Borrowings		50,000	50,000	42,000	32,000
Debt repayments	(15,938)	(313)	(625)	(42,000)	(32,000)
Proceeds from issuance of common shares in the Employee Stock Purchase Plan	384
Tax withholding payments for vesting of restricted stock	(2,173)	(183)
Business combination, net of issuance costs paid				389,125
Shares withheld for tax withholdings on vesting of restricted stock			(183)
Payment of debt issuance costs		(4,075)	(4,485)
Deferred financing costs					(240)
Holdings downstream merger					405
Net cash (used in) provided by financing activities	(17,727)	48,283	47,561	390,651	165
Effect of exchange rates on cash and cash equivalents	159	(1,095)	(858)	16	354
Net decrease in cash and cash equivalents	(41,900)	(12,991)	(26,963)	50,227	15,263
Cash, cash equivalents and restricted cash, beginning of period	80,091	107,054	107,054	56,827	41,564
Cash, cash equivalents and restricted cash, end of period	38,191	94,063	80,091	107,054	56,827
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	4,177	738	2,082	466	206
Cash paid during the year for income taxes, net			389	385	333
Cash (received) paid during the period for income taxes, net	(10)	365
Supplemental disclosure of noncash investing activities:
Property and equipment acquired but not yet paid for	267	789	2,025	9,657	5,614
Common shares issued in connection with acquisition				$ 162,558	27,889
Supplemental disclosure of noncash financing activities:
Tax asset contribution					(135)
Deferred financing costs, accrued but not paid					$ 1,593
Warrants issued in relation to Term Loan		5,236	$ 5,236
Change in fair value of term loan warrants due to amended exercise price	802
Debt issuance costs, accrued but not paid		$ 136
Paid-in-kind fee recorded as incremental debt issuance cost	$ 488